INVENTORY	6 Months Ended
Jun. 30, 2025
Inventory
INVENTORY	NOTE 3 – INVENTORY
	June 30, 2025	December 31, 2024

Smart cart parts	$2,919	$342
Raw materials	473	454
	3,392	796